Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS [Abstract]:
Cash and cash equivalents	$ 97,996	$ 159,774
Restricted cash	7,371	5,121
Receivables	2,150	3,360
Inventories	9,335	9,534
Due from related parties	3,585	1,297
Fair value of derivatives	0	458
Insurance claims receivables	3,076	747
Accrued charter revenue	13,428	22,413
Prepayments and other	1,910	2,428
Investments	0	6,080
Total current assets	138,851	211,212
FIXED ASSETS, NET [Abstract]:
Advances for vessel acquisitions	148,373	3,830
Vessels, net	1,618,887	1,531,610
Total fixed assets, net	1,767,260	1,535,440
NON CURRENT ASSETS [Abstract]:
Deferred charges, net	32,641	30,867
Restricted cash	38,707	36,814
Accrued charter revenue	5,086	14,449
Total assets	1,982,545	1,828,782
CURRENT LIABILITIES [Abstract]:
Current portion of long-term debt	153,176	114,597
Accounts payable	4,057	4,128
Accrued liabilities	13,455	7,761
Unearned revenue	6,901	2,580
Fair value of derivatives	46,481	53,880
Other current liabilities	2,519	1,842
Total current liabilities	226,589	184,788
NON CURRENT LIABILITIES [Abstract]:
Long-term debt, net of current portion	1,290,244	1,227,140
Fair value of derivatives, net of current portion	125,194	54,062
Unearned revenue, net of current portion	10,532	650
Total non current liabilities	1,425,970	1,281,852
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY [Abstract]:
Common Stock	6	6
Additional paid-in capital	519,971	519,971
Accumulated deficit	(48,854)	(74,940)
Accumulated other comprehensive loss	(141,137)	(82,895)
Total stockholders' equity	329,986	362,142
Total liabilities and stockholders' equity	$ 1,982,545	$ 1,828,782